UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

305 Spindrift Drive, Williamsville, NY 14221
(Address of principal executive offices) (Zip code)

Daniel Neiman
305 Spindrift Drive, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 336-0832

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

Advisors Capital Active All Cap Fund

TICKER: ACALX

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the Advisors Capital Active All Cap Fund ("Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Active All Cap Fund	$217	1.87%
Management's Discussion of Fund Performance

The Advisors Capital Active All Cap Fund's strategy had strong absolute performance during the Fund's fiscal year.  While the broad stock markets were strong, there was a clear dichotomy between growth and value, large cap versus small cap and the top 10 stocks versus the rest of the market.  Growth continued to outperform value during the fiscal year which resulted in our Vanguard Growth ETF having the strongest performance of all positions in the Fund's strategy.  Large cap stocks also continued to outperform both mid cap and small cap issues.  This led to the weakest contributors to performance in the Active All Cap strategy coming from the Schwab U.S. Small-Cap ETF and the iShares Core S&P Mid-Cap ETF.  The other trend that continued in the fiscal year is that the top 10 largest companies in the stock market outperformed the rest of the market by a meaningful amount.  This was the result of stronger revenue and earnings growth from the largest companies relative to the rest of the market.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	Inception (12/01/2022)
Advisors Capital Active All Cap Fund	31.71%	18.88%
S&P 500 Index	36.35%	22.67%
Fund Statistics
Net Assets ($)	$123,718,357
Number of Portfolio Holdings	7
Portfolio Turnover Rate (%)	2%
Total Advisory Fees Paid ($)	$1,253,343

1

What did the Fund invest in?
Top Holdings (% of net assets)

iShares Core S&P 500 ETF	40.14%
Vanguard Value Index Fund ETF	17.12%
SPDR® Portfolio S&P 1500 Composite Stock Market ETF	15.05%
Vanguard Growth Index Fund ETF	14.00%
iShares Core S&P Mid-Cap ETF	8.02%
Schwab U.S. Small-Cap ETF	5.03%
Goldman Sachs Financial Square Government Fund - Class I	0.73%
Security Type (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Advisors Capital Total Return - Equity Fund

TICKER: ACUSX

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the Advisors Capital Total Return - Equity Fund ("Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Total Return - Equity Fund	$213	1.87%
Management's Discussion of Fund Performance

While the broad stock markets were strong during the fiscal year, the "Magnificent 7" trend of the largest 7 companies outperforming the rest of the market not only continued, but picked up steam during the year.  These companies have a significant weight in the S&P 500 Index with the largest 3 companies making up more than 20% of the index, the top 7 making up more than 30% of the index and the top 10 accounting for more than 34%.  The Advisors Capital Total Return – Equity Fund's strategy is a diversified portfolio that focuses on quality companies that return capital to shareholders.  Companies in the portfolio must exhibit strong balance sheets, positive free cash flow and strong returns on invested capital and equity.  In terms of return of capital, at least 80% of companies must pay cash dividends and the rest of the companies in the portfolio must have repurchased their shares on a net basis over the past 3 years.  The strategy also maintains a dividend yield that is greater than the S&P 500 Index.  New positions that have been added to the portfolio over the past six months have been positive contributors to performance.  These new companies include Berkshire Hathaway, Amgen, Southern Company, Stryker and T-Mobile.  The companies that have been the largest contributors to performance over the past year are Broadcom, Trane, Oracle, Eaton and Costco.  The first four were helped by artificial intelligence and the increased demand from datacenters, while Costco continues to prove that it is one of the dominant retailers in the country. The companies that have been the weakest contributors to performance over the past year are Chevron, Pfizer, Ulta Beauty and Adobe.  Each of these companies have disappointed shareholders to some degree, but we continue to expect each of them to perform better in the future.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	Inception (03/19/2021)
Advisors Capital Total Return - Equity Fund	27.75%	6.04%
S&P 500 3% Capped Index*	35.65%	12.82%
S&P 500 Index	36.35%	13.29%
*	Index performance provided for any time period prior to April 19, 2024 is considered back-tested.
Fund Statistics
Net Assets ($)	$219,098,770
Number of Portfolio Holdings	52
Portfolio Turnover Rate (%)	19%
Total Advisory Fees Paid ($)	$2,806,112

1

What did the Fund invest in?
Top Holdings (% of net assets)

Microsoft Corporation	5.66%
Apple Inc.	4.20%
Alphabet, Inc. - Class A	4.05%
Broadcom, Inc.	3.94%
iShares 0-3 Month Treasury Bond ETF	2.97%
Accenture PLC - Class A	2.94%
Thermo Fisher Scientific Inc.	2.43%
Lockheed Martin Corporation	2.37%
JPMorgan Chase & Co.	2.36%
Oracle Corp.	2.29%
Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. Prior to January 30, 2024, the Fund was known as the Advisors Capital US Dividend Fund. However, its Principal Investment Strategy did not change.

2

Advisors Capital Tactical Fixed Income Fund

TICKER: ACTIX

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the Advisors Capital Tactical Fixed Income Fund ("Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Tactical Fixed Income Fund	$198	1.87%
Management's Discussion of Fund Performance

For the fiscal year ending September 30, 2024, the Advisors Capital Tactical Fixed Income Fund had an exceptionally strong year. During the period, interest rates declined and credit spread tightened simultaneously resulting in a double-digit return in fixed income. The total return generated was a result of both the interest earned/accrued during the year as well as price appreciation due to market yields on bonds declining. This return is a bit of a catch-up for the previous year when interest rates rose, resulting in a much lower return for fixed income.

Regarding positioning, our overweight exposure to variable/floating rate coupon preferreds contributed positively to performance. We were also overweight short high-yield which also enhanced performance. Additionally, our focus on corporate bonds rather than treasuries / government-related debt contributed to performance as well due to corporate bonds generating a credit spread versus treasuries, by definition, having no credit spread.  It is worth mentioning that the higher yield environment of the last few years has led to the creation of numerous ETFs that own corporate bonds maturing in a specific year such as 2029, 2030, or 2031. We are selectively utilizing some of these more precise ETFs to gain exposure to bonds with duration that we find particularly compelling. We will continue to be flexible and will adjust our interest rate (duration) and credit spread exposure as we deem best suited to the credit environment.

During the year, our benchmark changed to the more widely recognized Bloomberg U.S. Aggregate Index from the Bloomberg U.S. Intermediate Corporate Bond Index. The U.S. Aggregate Index has a significantly higher duration of more than six years currently, versus the Intermediate Corporate Bond Index currently just over four years. Consequently, we increased the duration of the Advisors Capital Tactical Fixed Income Fund to get closer to that of the benchmark.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	Inception (03/19/2021)
Advisors Capital Tactical Fixed Income Fund	11.29%	0.58%
Bloomberg US Aggregate Bond Index(A)	11.57%	-0.59%
Bloomberg US Intermediate Corporate Bond Index	11.90%	1.17%
(A)	The Fund has selected the Bloomberg US Aggregate Bond Index as its broad measure of market performance to comply with the recent regulatory changes.
Fund Statistics
Net Assets ($)	$107,312,782
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	49%
Total Advisory Fees Paid ($)	$1,433,286

1

What did the Fund invest in?
Top Holdings (% of net assets)

iShares 10+ Year Investment Grade Corporate Bond ETF	20.02%
iShares Broad USD Investment Grade Corporate ETF	13.47%
iShares iBonds Dec 2031 Term Corporate ETF	12.50%
SPDR® Bloomberg Short Term High Yield Bond ETF	10.07%
iShares 0-5 Year High Yield Corporate Bond ETF	10.05%
Invesco Variable Rate Preferred ETF	10.01%
Vanguard Intermediate-Term Corporate Bond Index Fund ETF	9.97%
iShares iBonds Dec 2029 Term Corporate ETF	7.47%
iShares iBonds Dec 2030 Term Corporate ETF	4.99%
Goldman Sachs Financial Square Government Fund - Class I	1.56%
Security Type (% of net assets)

*	Net Cash represents Cash, Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Advisors Capital Small/Mid Cap Fund

TICKER: ACSMX

Annual Shareholder Report

September 30, 2024

This annual shareholder report contains important information about the Advisors Capital Small/Mid Cap Fund ("Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.advisorscapfunds.com/literature. You can also request this information by contacting us at 1-888-247-3841.

What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisors Capital Small/Mid Cap Fund	$209	1.87%
Management's Discussion of Fund Performance

For the fiscal year ended September 30, 2024, the Advisors Capital Small/Mid Cap Fund (the "Fund") registered gains in three of the four calendar quarters.  Although earnings estimates for Small and Midcap stocks generally declined over the period, the asset class benefited from prospects of the Federal Reserve beginning to cut interest rates as well as a resilient US economy, and attractive valuation for the asset class.  Declining market interest rates helped the Fund's interest-sensitive sectors, Real Estate and Financials, post the strongest results.  Our holding in PJT Partners, an investment bank, contributed 3.17 percentage points to the Fund's return, while Jones Lang LaSalle, a real estate services firm, added 2.55 percentage points to the Fund's performance.  Also, Guidewire Software, an insurance enterprise software provider, more than doubled in price over the 12-month period, adding 3.08 percentage points to the Fund's result.

Fox Factory Holding Corp detracted most from the Fund's return, subtracting 1.54 percentage points.  Demand for the company's high-performance suspension products, primarily for mountain bikes and off-road vehicles, normalized after surging during the pandemic era.  Excess inventories accumulated during the Covid period penalized our Health Care position in Stevanato, a manufacturer of glass vials and prefilled syringes used to administer drugs like the popular GLP-1s.  Stevanato reduced the Fund's return by 1.42 percentage points.  Another Health Care company, Atricure, a provider of specialized devices for cardiothoracic surgeons, reduced the Fund's return by 0.95 percentage points.  Analysts fear intensifying competition from Medtronic will negatively impact earnings.

How did the Fund perform since Inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	Inception (03/19/2021)
Advisors Capital Small/Mid Cap Fund	23.83%	1.66%
S&P 500 Index(A)	36.35%	13.29%
CRSP US Small Cap Index	27.41%	4.05%
Russell 2500TM Index	26.17%	3.24%
(A)	The Fund has selected the S&P 500 Index as its broad measure of market performance to comply with the recent regulatory changes.
Fund Statistics
Net Assets ($)	$71,508,234
Number of Portfolio Holdings	34
Portfolio Turnover Rate (%)	8%
Total Advisory Fees Paid ($)	$966,942

1

What did the Fund invest in?
Top Holdings (% of net assets)

PJT Partners Inc. - Class A	6.40%
RBC Bearings Incorporated	5.53%
Coastal Financial Corporation	5.32%
Guidewire Software, Inc.	4.94%
Owens Corning	4.71%
Watsco, Inc.	4.40%
Pool Corporation	4.37%
Casey's General Stores, Inc.	4.31%
Avantor, Inc.	4.01%
Jones Lang LaSalle Incorporated	3.96%
Sectors (% of net assets)

*	Net Cash represents Cash Equivalents and Liabilities in Excess of Other Assets.
Availability of Additional Information about the Fund

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit https://www.advisorscapfunds.com/literature.

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-247-3841 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 9/30/2024	FYE 9/30/2023
Audit Fees	$55,200	$54,000
Audit-Related Fees	$0	$0
Tax Fees	$12,000	$12,000
All Other Fees	$1,000	$1,000

Nature of Tax Fees: Preparation of Excise Tax Statement and 1120 RIC.
All Other Fees: Review of Semi-Annual Financials.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted preapproval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant, the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees		FYE 9/30/2024	FYE 9/30/2023
Registrant		$13,000	$13,000
Registrant’s Investment Adviser		$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments

Advisors Capital Total Return - Equity Fund
		Schedule of Investments
	September 30, 2024
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
20,300	Honeywell International Inc.	$ 4,196,213	1.92%

Auto Controls for Regulating Residential & Commercial Environments
9,200	Trane Technologies PLC (Ireland)	3,576,316	1.63%

Ball & Roller Bearings
24,400	The Timken Company	2,056,676	0.94%

Beverages
20,400	PepsiCo, Inc.	3,469,020	1.58%

Biotechnology
9,400	Amgen Inc.	3,028,774	1.38%

Electric Services
51,900	NextEra Energy, Inc.	4,387,107
25,300	The Southern Company	2,281,554
		6,668,661	3.04%

Electromedical & Electrotherapeutic Apparatus
24,300	Medtronic PLC (Ireland)	2,187,729	1.00%

Electronic Computers
39,500	Apple Inc.	9,203,500	4.20%

Entertainment
210,000	Universal Music Group N.V. ADR	2,711,100	1.24%

Farm Machinery & Equipment
9,100	Deere & Company	3,797,703	1.73%

Fire, Marine & Casualty Insurance
8,900	Berkshire Hathaway, Inc. Class B *	4,096,314	1.87%

Guided Missiles & Space Vehicles & Parts
8,900	Lockheed Martin Corporation	5,202,584	2.37%

Hospital & Medical Service Plans
7,800	UnitedHealth Group Incorporated	4,560,504	2.08%

Insurance Agents, Brokers & Service
10,300	Aon PLC - Class A (Ireland)	3,563,697	1.63%

Investment Advice
28,100	Blackstone Inc.	4,302,953	1.96%

Measuring & Controlling Devices, NEC
8,600	Thermo Fisher Scientific Inc.	5,319,702	2.43%

Miscellaneous Industrial & Commercial Machinery & Equipment
13,600	Eaton Corporation PLC (Ireland)	4,507,584	2.06%

National Commercial Banks
24,500	JPMorgan Chase & Co.	5,166,070
78,100	Truist Financial Corporation	3,340,337
62,500	Wells Fargo & Company	3,530,625
		12,037,032	5.49%

Natural Gas Transmission
101,500	The Williams Companies, Inc.	4,633,475	2.11%

Petroleum Refining
32,300	Chevron Corporation	4,756,821	2.17%

Pharmaceutical Preparations
31,800	Abbott Laboratories	3,625,518
25,700	Johnson & Johnson	4,164,942
69,500	Pfizer, Inc.	2,011,330
20,100	Zoetis Inc. - Class A	3,927,138
		13,728,928	6.27%

Radio & TV Broadcasting & Communications Equipment
24,000	QUALCOMM Incorporated	4,081,200	1.86%

Radiotelephone Communications
16,300	T-Mobile US, Inc.	3,363,668	1.54%

Retail - Family Clothing Stores
22,400	Ross Stores, Inc.	3,371,424	1.54%

Retail - Lumber & Other Building Materials Dealers
11,400	The Home Depot, Inc.	4,619,280	2.11%

Retail - Retail Stores, NEC
5,600	Ulta Beauty, Inc. *	2,179,072	0.99%

Retail - Variety Stores
4,500	Costco Wholesale Corp.	3,989,340	1.82%

Security & Commodity Brokers, Dealers, Exchanges & Services
14,400	CME Group Inc.	3,177,360	1.45%

Security Brokers, Dealers & Flotation Companies
4,700	BlackRock, Inc.	4,462,697	2.04%

Semiconductors & Related Devices
50,000	Broadcom Inc.	8,625,000
20,000	NVIDIA Corp.	2,428,800
15,600	Texas Instruments Incorporated	3,222,492
		14,276,292	6.52%

Services - Business Services, NEC
18,200	Accenture PLC - Class A (Ireland)	6,433,336
9,900	MasterCard Incorporated - Class A	4,888,620
		11,321,956	5.17%

Services - Computer Programming, Data Processing, Etc.
53,500	Alphabet, Inc. - Class A	8,872,975	4.05%

Services - Miscellaneous Amusement & Recreation
27,000	The Walt Disney Company	2,597,130	1.19%

Services - Prepackaged Software
6,600	Adobe, Inc. *	3,417,348
28,800	Microsoft Corporation	12,392,640
29,400	Oracle Corporation	5,009,760
		20,819,748	9.50%

Surgical & Medical Instruments & Apparatus
9,100	Stryker Corporation	3,287,466	1.50%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
6,300	McKesson Corporation	3,114,846	1.42%

Wholesale - Electronic Parts & Equipment, NEC
27,000	TE Connectivity Ltd. (Switzerland)	4,076,730	1.86%

Wholesale - Miscellaneous Durable Goods
5,700	Pool Corporation	2,147,760	0.98%

Total for Common Stocks (Cost - $162,205,507)		207,364,230	94.64%

EXCHANGE TRADED FUNDS
Fixed Income
64,700	iShares 0-3 Month Treasury Bond ETF	6,516,584	2.97%
Total for Exchange Traded Funds (Cost - $6,507,571)
REAL ESTATE INVESTMENT TRUSTS
32,200	Prologis, Inc.	4,066,216	1.86%
Total for Real Estate Investment Trusts (Cost $3,890,712)

MONEY MARKET FUNDS
1,398,260	Goldman Sachs Financial Square Government Fund	1,398,260	0.64%
	Class I 4.78% **
Total for Money Market Funds (Cost $1,398,260)

	Total Investments (Cost - $174,002,050)	219,345,290	100.11%

	Liabilities in Excess of Other Assets	(246,520)	-0.11%

	Net Assets	$ 219,098,770	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2024.
ADR - American Depositary Receipt.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Small/Mid Cap Fund
		Schedule of Investments
	September 30, 2024
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
19,100	Owens Corning	$ 3,371,532	4.72%

Ball & Roller Bearings
13,200	RBC Bearings Incorporated *	3,951,816
24,500	The Timken Company	2,065,105
		6,016,921	8.41%

Glass Containers
93,400	Stevanato Group S.p.A. (Italy)	1,868,000	2.61%

Industrial & Commercial Fans & Blowers & Air Purifying Equipment
16,800	Donaldson Company, Inc.	1,238,160	1.73%

Investment Advice
8,600	Evercore Inc. - Class A	2,178,724
34,300	PJT Partners Inc. - Class A	4,573,562
		6,752,286	9.44%

Laboratory Analytical Instruments
110,800	Avantor, Inc. *	2,866,396	4.01%

Miscellaneous Food Preparations & Kindred Products
74,200	Utz Brands, Inc. - Class A	1,313,340	1.84%

Motorcycles, Bicycles & Parts
23,900	Fox Factory Holding Corp. *	991,850	1.39%

National Commercial Banks
15,300	Pinnacle Financial Partners, Inc.	1,498,941	2.10%

Real Estate Agents & Managers (For Others)
13,000	FirstService Corporation (Canada)	2,371,980
10,500	Jones Lang LaSalle Incorporated *	2,833,005
		5,204,985	7.28%

Retail - Auto Dealers & Gasoline Stations
8,200	Casey's General Stores, Inc.	3,080,822	4.31%

Security Brokers, Dealers & Flotation Companies
66,600	Virtu Financial, Inc. - Class A	2,028,636	2.84%

Services - Computer Processing & Data Preparation
55,000	QXO, Inc.	867,350	1.21%

Services - Detective, Guard & Armored Car Services
10,500	Allegion PLC (Ireland)	1,530,270	2.14%

Services - Management Consulting Services
7,600	FTI Consulting, Inc. *	1,729,456	2.42%

Services - Medical Laboratories
69,000	Castle Biosciences, Inc. *	1,967,880	2.75%

Services - Miscellaneous Amusement & Recreation
5,700	Madison Square Garden Sports Corp. - Class A *	1,187,082	1.66%

Services - Prepackaged Software
6,900	AppFolio, Inc. - Class A *	1,624,260
38,900	Bentley Systems, Incorporated - Class B	1,976,509
19,300	Guidewire Software, Inc. *	3,530,742
33,300	nCino, Inc. *	1,051,947
33,800	Procore Technologies, Inc. *	2,086,136
		10,269,594	14.36%

State Commercial Banks
70,500	Coastal Financial Corporation *	3,806,295	5.32%

Surgical & Medical Instruments & Apparatus
48,400	AtriCure, Inc. *	1,357,136
17,000	Solventum Corp. *	1,185,240
		2,542,376	3.56%

Television Broadcasting Stations
37,600	Atlanta Braves Holdings, Inc. - Series C *	1,496,480	2.09%

Title Insurance
24,400	First American Financial Corporation	1,610,644	2.25%

Transportation Services
26,300	GXO Logistics, Inc. *	1,369,441	1.92%

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
6,400	Watsco, Inc.	3,148,032	4.40%

Wholesale - Miscellaneous Durable Goods
8,300	Pool Corporation	3,127,440	4.37%

Total for Common Stocks (Cost - $55,059,395)		70,884,209	99.13%

MONEY MARKET FUNDS
737,625	Goldman Sachs Financial Square Government Fund	737,625	1.03%
	Class I 4.78% **
Total for Money Market Funds (Cost $737,625)

	Total Investments (Cost - $55,797,020)	71,621,834	100.16%

	Liabilities in Excess of Other Assets	(113,600)	-0.16%

	Net Assets	$ 71,508,234	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at September 30, 2024.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Tactical Fixed Income Fund
		Schedule of Investments
	September 30, 2024
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Fixed Income
248,500	iShares 0-5 Year High Yield Corporate Bond ETF	$ 10,789,870
400,900	iShares 10+ Year Investment Grade Corporate Bond ETF	21,484,231
275,000	iShares Broad USD Investment Grade Corporate ETF	14,459,500
419,700	SPDR® Bloomberg Short Term High Yield Bond ETF	10,807,275
127,800	Vanguard Intermediate-Term Corporate Bond Index Fund ETF	10,703,250
		68,244,126	63.59%

Target Maturity Fixed Income
340,900	iShares iBonds Dec 2029 Term Corporate ETF	8,014,559
241,300	iShares iBonds Dec 2030 Term Corporate ETF	5,349,621
631,900	iShares iBonds Dec 2031 Term Corporate ETF	13,408,918
		26,773,098	24.95%

US Fund Preferred Stock
439,100	Invesco Variable Rate Preferred ETF	10,740,386	10.01%
Total for Exchange Traded Funds (Cost - $100,562,770)		105,757,610	98.55%

MONEY MARKET FUNDS
1,679,070	Goldman Sachs Financial Square Government Fund	1,679,070	1.57%
	Class I 4.78% **
Total for Money Market Funds (Cost $1,679,070)

	Total Investments (Cost - $102,241,840)	107,436,680	100.12%

	Liabilities in Excess of Other Assets	(123,898)	-0.12%

	Net Assets	$ 107,312,782	100.00%

** The rate shown represents the 7-day yield at September 30, 2024.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Active All Cap Fund
		Schedule of Investments
	September 30, 2024
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
86,100	iShares Core S&P 500 ETF (a)	$ 49,664,202
159,300	iShares Core S&P Mid-Cap ETF	9,927,576
120,800	Schwab U.S. Small-Cap ETF	6,221,200
265,700	SPDR® Portfolio S&P 1500 Composite Stock Market ETF	18,614,942
45,100	Vanguard Growth Index Fund ETF	17,315,243
121,300	Vanguard Value Index Fund ETF	21,175,341
Total for Exchange Traded Funds (Cost - $102,613,130)		122,918,504	99.36%

MONEY MARKET FUNDS
906,823	Goldman Sachs Financial Square Government Fund -	906,823	0.73%
	Class I 4.78% **
Total for Money Market Funds (Cost $906,823)

	Total Investments (Cost - $103,519,953)	123,825,327	100.09%

	Liabilities in Excess of Other Assets	(106,970)	-0.09%

	Net Assets	$123,718,357	100.00%

(a) Additional information, including current Prospectus and Annual Report, is available at
https://www.blackrock.com/us/individual/resources/regulatory-documents#etfs.
** The rate shown represents the 7-day yield at September 30, 2024.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Advisors Capital Funds

Statements of Assets and Liabilities	Total Return -	Small/Mid
September 30, 2024	Equity Fund	Cap Fund

Assets:
Investment at Fair Value*	$ 219,345,290	$ 71,621,834
Receivable for Fund Shares Sold	129,466	9,775
Dividends Receivable	49,545	11,565
Total Assets	219,524,301	71,643,174
Liabilities:
Payable for Fund Shares Redeemed	7,800	-
Management Fees Payable	285,502	92,560
Distribution Fees Payable	132,229	42,380
Total Liabilities	425,531	134,940
Net Assets	$ 219,098,770	$ 71,508,234

Net Assets Consist of:
Paid In Capital	$ 182,695,314	$ 61,242,290
Total Distributable Earnings	36,403,456	10,265,944
Net Assets	$ 219,098,770	$ 71,508,234

Net Asset Value, Offering Price and Redemption Price per Share	$ 12.28	$ 10.60

* Investments at Identified Cost	$ 174,002,050	$ 55,797,020

Shares Outstanding (Unlimited number of shares	17,837,423	6,747,360
authorized without par value)

Statements of Operations
For the fiscal year ended September 30, 2024

Investment Income:
Dividends (Net of foreign withholding tax of $2,082 and $2,891, respectively)	$ 3,492,012	$ 496,191
Total Investment Income	3,492,012	496,191
Expenses:
Management Fees (Note 4)	2,806,112	966,942
Distribution Fees (Note 5)	433,251	149,219
Total Expenses	3,239,363	1,116,161

Net Investment Income (Loss)	252,649	(619,970)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(2,794,042)	(1,960,604)
Net Change in Net Unrealized Appreciation on Investments	44,346,758	15,777,522
Net Realized and Unrealized Gain on Investments	41,552,716	13,816,918

Net Increase in Net Assets from Operations	$ 41,805,365	$ 13,196,948

The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Assets and Liabilities	Tactical Fixed	Active
September 30, 2024	Income	All Cap
	Fund	Fund

Assets:
Investment at Fair Value*	$ 107,436,680	$ 123,825,327
Cash	1,000	-
Receivable for Fund Shares Sold	71,402	90,153
Dividends Receivable	6,196	6,063
Total Assets	107,515,278	123,921,543
Liabilities:
Payable for Fund Shares Redeemed	5,950	7,350
Management Fees Payable	141,826	158,978
Distribution Fees Payable	54,720	36,858
Total Liabilities	202,496	203,186
Net Assets	$ 107,312,782	$ 123,718,357

Net Assets Consist of:
Paid In Capital	$ 102,215,979	$ 103,607,886
Total Distributable Earnings	5,096,803	20,110,471
Net Assets	$ 107,312,782	$ 123,718,357

Net Asset Value, Offering Price and Redemption Price per Share	$ 9.81	$ 13.71

* Investments at Identified Cost	$ 102,241,840	$ 103,519,953

Shares Outstanding (Unlimited number of shares	10,935,686	9,026,841
authorized without par value)

Statements of Operations
For the fiscal year ended September 30, 2024

Investment Income:
Dividends (Net of foreign withholding tax of $0 and $0, respectively)	$ 4,563,611	$ 1,331,630
Total Investment Income	4,563,611	1,331,630
Expenses:
Management Fees (Note 4)	1,433,286	1,253,343
Distribution Fees (Note 5)	221,186	193,475
Total Expenses	1,654,472	1,446,818

Net Investment Income (Loss)	2,909,139	(115,188)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	481,408	(45,128)
Net Change in Net Unrealized Appreciation on Investments	6,227,285	20,017,047
Net Realized and Unrealized Gain on Investments	6,708,693	19,971,919

Net Increase in Net Assets from Operations	$ 9,617,832	$ 19,856,731

The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Changes in Net Assets	Total Return - Equity Fund		Small/Mid Cap Fund

	10/1/2023	10/1/2022	10/1/2023	10/1/2022
	to	to	to	to
	9/30/2024	9/30/2023	9/30/2024	9/30/2023
From Operations:
Net Investment Income (Loss)	$ 252,649	$ 197,663	$ (619,970)	$ (458,390)
Net Realized Loss on Investments	(2,794,042)	(3,706,616)	(1,960,604)	(2,148,440)
Net Change in Unrealized Appreciation on Investments	44,346,758	14,963,426	15,777,522	9,089,054
Net Increase in Net Assets from Operations	41,805,365	11,454,473	13,196,948	6,482,224

From Distributions to Shareholders:	(281,669)	-	-	-

From Capital Share Transactions:
Proceeds From Sale of Shares	76,770,780	62,322,022	19,427,707	13,273,718
Shares Issued on Reinvestment of Dividends	281,577	-	-	-
Cost of Shares Redeemed	(27,170,716)	(22,502,095)	(10,655,631)	(9,868,415)
Net Increase from Shareholder Activity	49,881,641	39,819,927	8,772,076	3,405,303

Net Increase in Net Assets	91,405,337	51,274,400	21,969,024	9,887,527

Net Assets at Beginning of Year	127,693,433	76,419,033	49,539,210	39,651,683

Net Assets at End of Year	$219,098,770	$127,693,433	$ 71,508,234	$49,539,210

Share Transactions:
Issued	6,986,854	6,512,223	2,083,454	1,620,145
Reinvested	26,242	-	-	-
Redeemed	(2,429,515)	(2,311,031)	(1,122,763)	(1,188,332)
Net Increase in Shares	4,583,581	4,201,192	960,691	431,813
Shares Outstanding Beginning of Year	13,253,842	9,052,650	5,786,669	5,354,856
Shares Outstanding End of Year	17,837,423	13,253,842	6,747,360	5,786,669

The accompanying notes are an integral part of these financial statements.

Advisors Capital Funds

Statements of Changes in Net Assets	Tactical Fixed Income Fund		Active All Cap Fund

	10/1/2023	10/1/2022	10/1/2023	11/9/2022*
	to	to	to	to
	9/30/2024	9/30/2023	9/30/2024	9/30/2023
From Operations:
Net Investment Income (Loss)	$ 2,909,139	$ 1,360,700	$ (115,188)	$ 31,381
Net Realized Gain (Loss) on Investments	481,408	(1,583,502)	(45,128)	(7,048)
Net Change in Unrealized Appreciation on Investments	6,227,285	1,471,333	20,017,047	288,327
Net Increase in Net Assets from Operations	9,617,832	1,248,531	19,856,731	312,660

From Distributions to Shareholders:	(1,899,793)	(589,215)	(53,770)	(5,150)

From Capital Share Transactions:
Proceeds From Sale of Shares	44,841,302	39,417,002	75,709,263	35,442,058
Shares Issued on Reinvestment of Dividends	1,899,334	589,215	53,755	5,150
Cost of Shares Redeemed	(15,435,725)	(13,148,739)	(6,256,281)	(1,346,059)
Net Increase from Shareholder Activity	31,304,911	26,857,478	69,506,737	34,101,149

Net Increase in Net Assets	39,022,950	27,516,794	89,309,698	34,408,659

Net Assets at Beginning of Period	68,289,832	40,773,038	34,408,659	-

Net Assets at End of Period	$107,312,782	$68,289,832	$123,718,357	$34,408,659

Share Transactions:
Issued	4,817,372	4,337,494	6,215,584	3,429,023
Reinvested	204,449	65,834	4,626	554
Redeemed	(1,644,653)	(1,446,087)	(495,428)	(127,518)
Net Increase in Shares	3,377,168	2,957,241	5,724,782	3,302,059
Shares Outstanding Beginning of Period	7,558,518	4,601,277	3,302,059	-
Shares Outstanding End of Period	10,935,686	7,558,518	9,026,841	3,302,059

* Commencement of Operations.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Total Return - Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the period:	10/1/2023	10/1/2022	10/1/2021	3/19/2021*
	to	to	to	to
	9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value - Beginning of Period	$ 9.63	$ 8.44	$ 10.62	$ 10.00
Net Investment Income (Loss) (a)	0.02	0.02	(0.03)	(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	2.65	1.17	(2.15)	0.64
Total from Investment Operations	2.67	1.19	(2.18)	0.62

Distributions (From Net Investment Income)	(0.02)	-	-	-
Distributions (From Capital Gains)	-	-	-	-
Total Distributions	(0.02)	-	-	-

Net Asset Value - End of Period	$ 12.28	$ 9.63	$ 8.44	$ 10.62
Total Return (c)	27.75%	14.10%	(20.53)%	6.20%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 219,099	$127,693	$ 76,419	$ 24,635

Ratio of Expenses to Average Net Assets	1.87%	1.93%	1.95%	1.99%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15%	0.18%	(0.30)%	(0.39)%	***

Portfolio Turnover Rate	19.01%	12.70%	18.84%	19.32%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Small/Mid Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the period:	10/1/2023	10/1/2022	10/1/2021	3/19/2021*
	to	to	to	to
	9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value - Beginning of Period	$ 8.56	$ 7.40	$ 10.48	$ 10.00
Net Investment Loss (a)	(0.10)	(0.08)	(0.10)	(0.08)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	2.14	1.24	(2.98)	0.56
Total from Investment Operations	2.04	1.16	(3.08)	0.48

Distributions (From Net Investment Income)	-	-	-	-
Distributions (From Capital Gains)	-	-	-	-
Total Distributions	-	-	-	-

Net Asset Value - End of Period	$ 10.60	$ 8.56	$ 7.40	$ 10.48
Total Return (c)	23.83%	15.68%	(29.39)%	4.80%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 71,508	$ 49,539	$ 39,652	$ 13,485

Ratio of Expenses to Average Net Assets	1.87%	1.93%	1.95%	1.99%	***
Ratio of Net Investment Loss to Average Net Assets	(1.04)%	(0.98)%	(1.11)%	(1.32)%	***

Portfolio Turnover Rate	8.26%	14.64%	14.66%	13.22%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Tactical Fixed Income Fund

Financial Highlights

Selected data for a share outstanding throughout the period:	10/1/2023	10/1/2022	10/1/2021	3/19/2021*
	to	to	to	to
	9/30/2024	9/30/2023	9/30/2022	9/30/2021

Net Asset Value - Beginning of Period	$ 9.03	$ 8.86	$ 10.16	$ 10.00
Net Investment Income (a) (e)	0.31	0.21	0.15	0.03
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.70	0.06	(1.41)	0.13
Total from Investment Operations	1.01	0.27	(1.26)	0.16

Distributions (From Net Investment Income)	(0.23)	(0.10)	-	-
Distributions (From Capital Gains)	-	-	(0.04)	-
Total Distributions	(0.23)	(0.10)	(0.04)	-

Net Asset Value - End of Period	$ 9.81	$ 9.03	$ 8.86	$ 10.16
Total Return (c)	11.29%	3.05%	(12.41)%	1.60%	**

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$107,313	$ 68,290	$ 40,773	$ 10,406

Ratio of Expenses to Average Net Assets (d)	1.87%	1.93%	1.95%	1.99%	***
Ratio of Net Investment Income to Average Net Assets (d) (e)	3.29%	2.27%	1.60%	0.54%	***

Portfolio Turnover Rate	49.35%	56.70%	80.56%	0.00%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of
Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

Advisors Capital Active All Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the period:	10/1/2023	11/9/2022*
	to	to
	9/30/2024	9/30/2023

Net Asset Value - Beginning of Period	$ 10.42	$ 10.00
Net Investment Income (Loss) (a) (e)	(0.02)	0.02
Net Gain on Investments (Realized and Unrealized) (b)	3.32	0.42
Total from Investment Operations	3.30	0.44

Distributions (From Net Investment Income)	(0.01)	(0.02)
Distributions (From Capital Gains)	-	-
Total Distributions	(0.01)	(0.02)

Net Asset Value - End of Period	$ 13.71	$ 10.42
Total Return (c)	31.71%	4.22%	** (f)

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 123,718	$ 34,409

Ratio of Expenses to Average Net Assets (d)	1.87%	1.92%	***
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.15)%	0.25%	***

Portfolio Turnover Rate	1.97%	7.84%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the
Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.
(f) Total return was determined beginning from the Commencement of Investment Operations, December 1, 2022.
The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
ADVISORS CAPITAL FUNDS
SEPTEMBER 30, 2024

1.) ORGANIZATION
The Advisors Capital Funds (each a “Fund” and collectively the “Funds”) are series of Neiman Funds (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 3, 2003, that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Advisors Capital Total Return - Equity Fund (“Total Return - Equity Fund”), Advisors Capital Small/Mid Cap Fund (“Small/Mid Cap Fund”), and Advisors Capital Tactical Fixed Income Fund (“Tactical Fixed Income Fund”) were each organized as diversified series of the Trust, on February 1, 2021, and commenced operations on March 19, 2021. Prior to January 30, 2024, the Advisors Capital Total Return - Equity Fund was known as the Advisors Capital US Dividend Fund. The Advisors Capital Active All Cap Fund (“Active All Cap Fund”) was organized as a diversified series of the Trust, on November 9, 2022, commenced operations on November 9, 2022, and investment operations commenced on December 1, 2022. The investment advisor to the Funds is AC Funds, LLC (the “Advisor”). The sub-advisor to the Funds is Advisors Capital Management, LLC (the “Sub-Advisor”). The investment objective of Total Return - Equity Fund, Small/Mid Cap Fund, and Active All Cap Fund is to seek long-term capital appreciation. The investment objective of Tactical Fixed Income Fund is total return with capital preservation as a secondary objective.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the Fiscal Year Ended September 30, 2024, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions received are recorded as capital gain distributions from investment companies, and short-term capital gain distributions received are recorded as dividend income. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

FUND OF FUND STRUCTURE
Tactical Fixed Income Fund and Active All-Cap Fund invest in portfolios of exchange traded funds ("ETFs"). The shares of many ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any ETFs purchased by the Funds will not change. For further information on how each Fund values the ETFs, see Note 3.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Fund based on each Fund’s relative net assets or by another appropriate method.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs, ETFs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when a Fund believes such prices accurately reflect the fair value of such securities. Securities that are traded on an exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price an equity security is generally valued at the last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. If market prices are not available or, in the opinion of Fund management including as informed by the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees (the “Trustees” or the “Board”). Such securities are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at NAV provided by the funds and are classified in level 1 of the fair value hierarchy.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of September 30, 2024:

Total Return - Equity Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 207,364,230	$ -	$ -	$ 207,364,230
Exchange Traded Funds	6,516,584	-	-	6,516,584
Real Estate Investment Trusts	4,066,216	-	-	4,066,216
Money Market Funds	1,398,260	-	-	1,398,260
Total	$ 219,345,290	$ -	$ -	$ 219,345,290

Small/Mid Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 70,884,209	$ -	$ -	$ 70,884,209
Money Market Funds	737,625	-	-	737,625
Total	$ 71,621,834	$ -	$ -	$ 71,621,834

Tactical Fixed Income Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 105,757,610	$ -	$ -	$ 105,757,610
Money Market Funds	1,679,070	-	-	1,679,070
Total	$ 107,436,680	$ -	$ -	$ 107,436,680

Active All Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 122,918,504	$ -	$ -	$ 122,918,504
Money Market Funds	906,823	-	-	906,823
Total	$ 123,825,327	$ -	$ -	$ 123,825,327

The Funds did not hold any level 3 assets during the fiscal year ended September 30, 2024.

The Funds did not invest in derivative instruments during the fiscal year ended September 30, 2024.

4.) MANAGEMENT AGREEMENT
Each Fund has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of each Fund. The investment advisor also pays all operating expenses of the Funds, with the exception of Rule 12b-1 fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short, if any), taxes and extraordinary expenses. Effective September 1, 2023, the Advisor receives a per-Fund fee equal to an annual fee of 1.62% of each Fund's average daily net assets. Prior to September 1, 2023, the Advisor received a per-Fund fee equal to an annual fee of 1.69% of each Fund's average daily net assets. The Sub-Adviser of the Funds has responsibility for providing investment ideas and recommendations for the assets of the Funds, subject to the supervision of the Advisor. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Funds, the Advisor pays the Sub-Adviser a sub-advisor fee.

During the fiscal year ended September 30, 2024, the Advisor earned management fees in the amounts of $2,806,112, $966,942, $1,433,286, and $1,253,343 for the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund, respectively. At September 30, 2024, $285,502, $92,560, $141,826, and $158,978 was due to the Advisor from Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund, respectively.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows each Fund to pay distribution and other fees (“Rule 12b-1 Fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by the Distributor or other service providers. The Plan permits the Funds to pay the Rule 12b-1 Fees as compensation for services and expenses in connection with the distribution of each Fund’s shares. The Distributor must authorize all payments made under the plan and may pay any or all amounts received under the Plan to other persons for any distribution, promotional or shareholder support services. Up to 0.25% of the Rule 12b-1 Fee may be characterized as a shareholder servicing fee. Each Fund pays an annual Rule 12b-1 Fee up to 0.25% of its average daily net assets. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

During the fiscal year ended September 30, 2024, there was $433,251, $149,219, $221,186 and $193,475 of 12b-1 fees incurred by the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund, respectively. As of September 30, 2024, the Funds had an accrued liability of $132,229, $42,380, $54,720 and $36,858 for the Total Return - Equity Fund, Small/Mid Cap Fund, Tactical Fixed Income Fund and Active All Cap Fund, respectively, which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Neiman Funds Management LLC (“Neiman”), acts as Administrative Service Consultant to the Trust and monitors the performance of the Funds’ outside service providers (other than the Sub-Advisor which is monitored by the Advisor), assist in the review of regulatory filings, financial statement preparation, and board meeting materials pursuant to an administrative service consultant agreement. For its services Neiman Funds Management LLC receives a monthly fee from the Advisor equal to an annual rate of 0.05% of each Fund’s assets under $100 million, 0.03% of the next $100 million of each Fund’s average daily net assets, and 0.02% of the average daily net assets of each Fund thereafter (subject to a minimum monthly fee of $1,000 for each Fund).

In addition, Daniel Neiman of Neiman serves as an officer, including the Chief Compliance Officer, of the Trust. Mr. Neiman is compensated by the Advisor for serving as the Chief Compliance Officer for the Funds.

The Trustees who are not interested persons of the Funds were paid a total of $7,000, in Trustees fees for the fiscal year ended September 30, 2024, for the Trust. Under the Management Agreement, the Advisor pays these fees.

7.) INVESTMENTS
For the fiscal year ended September 30, 2024, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

Total Return -		Small/Mid	Tactical Fixed	Active All
Equity Fund		Cap Fund	Income Fund	Cap Fund
Purchases	$ 85,176,369	$ 13,540,371	$ 74,589,144	$ 71,196,569
Sales	$ 32,083,343	$ 4,855,873	$ 42,832,054	$ 1,500,544

There were no purchases or sales of U.S. Government obligations.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended (“1940 Act”). As of September 30, 2024, Pershing, LLC, National Financial Services, LLC (“NFS”), and Charles Schwab, each held for the benefit of its customers, accounts in excess of 25% of the voting shares of each fund noted below. The Funds do not know whether any underlying accounts of Pershing, LLC, NFS or Charles Schwab owned or controlled 25% or more of the voting securities of each Fund.

	Pershing, LLC	NFS	Charles Schwab
Total Return - Equity Fund	30.61%	40.52%	28.04%
Small/Mid Cap Fund	32.38%	34.28%	32.81%
Tactical Fixed Income Fund	33.31%	42.27%	-
Active All Cap Fund	30.14%	40.89%	27.61%

9.) TAX MATTERS
For federal income tax purposes, at September 30, 2024 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Total Return -	Small Mid	Tactical Fixed	Active All
	Equity Fund	Cap Fund	Income Fund	Cap Fund
Cost of Investments	$ 174,568,282	$ 55,988,185	$ 102,360,584	$ 103,535,340

Gross Unrealized Appreciation	$ 47,778,699	$ 19,231,989	$ 5,265,304	$ 20,307,041
Gross Unrealized Depreciation	(3,001,691)	(3,598,340)	(189,208)	(17,054)
Net Unrealized Appreciation
(Depreciation) on Investments	$ 44,777,008	$ 15,633,649	$ 5,076,096	$ 20,289,987

The tax character of distributions were as follows:

Fiscal Year Ended			Fiscal Year Ended
September 30, 2024			September 30, 2023
Total Return - Equity Fund
Ordinary Income	$ 281,669		$ -
Long-term Capital Gain	-		-
	$ 281,669		$ -

Fiscal Year Ended			Fiscal Year Ended
September 30, 2024			September 30, 2023
Small/Mid Cap Fund
Ordinary Income	$ -		$ -
Long-term Capital Gain	-		-
	$ -		$ -

Fiscal Year Ended			Fiscal Year Ended
September 30, 2024			September 30, 2023
Tactical Fixed Income Fund
Ordinary Income	$ 1,899,793		$ 589,215
Long-term Capital Gain	-		-
	$ 1,899,793		$ 589,215

Fiscal Year Ended			November 9, 2022
September 30, 2024			to September 30, 2023
Active All Cap Fund
Ordinary Income	$ 53,770		$ 5,150
Long-term Capital Gain	-		-
	$ 53,770		$ 5,150

As of September 30, 2024 the components of distributable earnings on a tax basis were as follows:

		Total Return - Equity Fund		Small/Mid Cap Fund
Undistributed Ordinary Income		$ 64,759		$ -
Accumulated Capital and Other Losses		(8,438,311)		(5,367,705)
Unrealized Appreciation - Net		44,777,008		15,633,649
		$ 36,403,456		$ 10,265,944

		Tactical Fixed Income Fund		Active All Cap Fund
Undistributed Ordinary Income		$ 2,058,264		$ 2,588
Accumulated Capital and Other Losses		(2,037,557)		(182,104)
Unrealized Appreciation - Net		5,076,096		20,289,987
		$ 5,096,803		$ 20,110,471

As of September 30, 2024 accumulated capital and other losses include the following:

Total Return - Equity Fund
Post-October Losses	$945,916
Short Term Capital Loss Carryforward	$4,888,295
Long Term Capital Loss Carryforward	$2,604,100

Small/Mid Cap Fund
Deferred Late Year Ordinary Losses	$499,669
Post-October Losses	$825,952
Short Term Capital Loss Carryforward	$1,099,910
Long Term Capital Loss Carryforward	$2,942,174

Tactical Fixed Income Fund
Short Term Capital Loss Carryforward	$1,435,672
Long Term Capital Loss Carryforward	$601,885

Active All Cap Fund
Deferred Late Year Ordinary Losses	$145,315
Post-October Losses	$32,001
Short Term Capital Loss Carryforward	$4,788

Under current tax law, post-October capital losses incurred after October 31 of a fund’s fiscal year end may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. Capital loss carryforwards have no expiration. Under current tax law, late-year ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

As of September 30, 2024, the primary differences between book and tax basis unrealized appreciation (depreciation) were attributable to the tax deferral of losses on wash sales.

As of September 30, 2024, Small/Mid Cap Fund recorded reclassifications to increase (decrease) capital accounts as noted below. The adjustment was primarily related to the reclassification of net operating losses.

Paid-in Capital	($489,397)
Accumulated Deficit	$489,397

10.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of September 30, 2024, Total Return - Equity Fund had 29.11% of the value of its net assets invested in stocks within the Information Technology sector, and Small/Mid Cap Fund had 25.74% of the value of its net assets invested in stocks within the Industrials sector.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Advisors Capital Funds and
Board of Trustees of Neiman Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Advisors Capital Total Return – Equity Fund, Advisors Capital Small/Mid Cap Fund, Advisors Capital Tactical Fixed Income Fund, and Advisors Capital Active All Cap Fund (the “Funds”), each a series of Neiman Funds, as of September 30, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Advisors Capital Total Return – Equity Fund, Advisors Capital Small/Mid Cap Fund, Advisors Capital Tactical Fixed Income Fund	For the year ended September 30, 2024	For the years ended September 30, 2024 and 2023	For the years ended September 30, 2024, 2023, and 2022 and for the period March 19, 2021 (commencement of operations) through September 30, 2021
Advisors Capital Active All Cap Fund	For the year ended September 30, 2024	For the year ended September 30, 2024 and for the period November 9, 2022 (commencement of operations) through September 30, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

/s/ Cohen & Company, Ltd.
COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 26, 2024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/ Daniel Neiman
Daniel Neiman
President

Date: 11/26/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Daniel Neiman
Daniel Neiman
President (Principal Executive Officer)

Date: 11/26/2024

By: /s/ Daniel Neiman
Daniel Neiman
Chief Financial Officer (Principal Financial Officer)

Date: 11/26/2024